Fair Value - Summary of Valuation Techniques and Inputs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Financial assets at fair value through other comprehensive income	₩ 1,508,192	₩ 347,877
Other financial assets
Financial assets at fair value through profit or loss	1,064,856	952,319
Derivative financial assets for hedging	190,830	99,453
Investment properties	1,933,358	1,720,654	₩ 1,368,453
Liabilities
Borrowing	10,006,685	8,437,703
Other financial liabilities
Financial liabilities at fair value through profit or loss	141,280	216,040
Derivative financial liabilities for hedging	33,555	18,126
Level 2 [Member]
Liabilities
Borrowing	₩ 9,405,992	₩ 8,578,827
Other financial liabilities
Valuation techniques	DCF Model	DCF Model
Description of inputs used in fair value measurement, liabilities	Bond interest rate	Bond interest rate
Level 2 [Member] | Derivative financial liabilities for hedging [member]
Other financial liabilities
Derivative financial liabilities for hedging	₩ 33,555	₩ 18,126
Valuation techniques	DCF Model	DCF Model
Description of inputs used in fair value measurement, liabilities	Market observationdiscount rate	Market observation discount rate
Level 2 [Member] | Financial assets at fair value through other comprehensive income [member] | Trades and other receivables [member]
Assets
Financial assets at fair value through other comprehensive income	₩ 129,124	₩ 491,713
Other financial liabilities
Valuation techniques	DCF Model	DCF Model
Description of inputs used in fair value measurement, assets	Guaranteed bond interest rate	Guaranteed bond interest rate
Level 2, 3 [Member]
Other financial assets
Derivative financial assets for hedging	₩ 190,830	₩ 99,453
Other financial liabilities
Valuation techniques	Hull-White Model, DCF Model	Hull-White Model,DCF Model
Description of inputs used in fair value measurement, assets	Market observation discount rate, Swap interest rate	Market observation discount rate
Level 2, 3 [Member] | Financial liabilities at fair value through profit or loss [member]
Other financial liabilities
Financial liabilities at fair value through profit or loss	₩ 141,280	₩ 216,040
Valuation techniques	DCF Model, Binomial Option Pricing Model, Monte-Carlo Simulation	DCF Model, Binomial Option Pricing Model
Description of inputs used in fair value measurement, liabilities		Forward rate, Market interest rate
Level 2, 3 [Member] | Financial assets at fair value through profit or loss [member]
Other financial assets
Financial assets at fair value through profit or loss	₩ 1,038,209	₩ 928,034
Other financial liabilities
Valuation techniques	DCF Model, Adjusted Net Asset Model,Monte-Carlo Simulation	DCF Model, Adjusted Net Asset Model
Description of inputs used in fair value measurement, assets	Market Interest rate, Underlying asset price	Bond interest rate, Underlying asset price
Level 2, 3 [Member] | Financial assets at fair value through other comprehensive income [member]
Assets
Financial assets at fair value through other comprehensive income	₩ 502,292	₩ 330,549
Other financial liabilities
Valuation techniques	DCF Model, Market approach Model	DCF Model, Market approach Model
Description of inputs used in fair value measurement, assets	Discount rate	Discount rate
Level 3 [Member]
Other financial assets
Investment properties	₩ 5,370,047	₩ 4,263,381
Other financial liabilities
Valuation techniques	DCF Model	DCF Model